Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases (Details) [Line Items]
Operating lease expenses	$ 202	$ 233
Minimum [Member]
Leases (Details) [Line Items]
Operating leases terms	1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating leases terms	5 years